Share-Based Compensation - Schedule of Share Option Activities Under The Option Plans (Details)	6 Months Ended
Jun. 30, 2025 $ / shares shares
Schedule of Share Option Activities Under The Option Plans [Abstract]
Number of ordinary shares underlying at Beginning balance | shares	951,776
Weighted average exercise price at Beginning balance | $ / shares	$ 3.52
Number of ordinary shares underlying, Granted | shares
Weighted average exercise price, Granted | $ / shares
Number of ordinary shares underlying, Exercised | shares
Weighted average exercise price, Exercised | $ / shares
Number of ordinary shares underlying, Forfeited | shares	(61,839)
Weighted average exercise price, Forfeited | $ / shares	$ 0.75
Number of ordinary shares underlying at Ending balance | shares	889,937
Weighted average exercise price at Ending balance | $ / shares	$ 3.71
Number of ordinary shares underlying, Exercisable at Ending balance | shares	(296,521)
Weighted average exercise price, Exercisable at Ending balance | $ / shares	$ 3.71
Number of ordinary shares underlying, Expected to vest at Ending balance | shares	593,416
Weighted average exercise price, Expected to vest at Ending balance | $ / shares	$ 3.71